Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of property and equipment annual depreciation rates
%
6 – 15	Office furniture and equipment

15	Vehicles

33	Computers